INVESTMENT IN VARIABLE INTEREST ENTITY	12 Months Ended
Sep. 30, 2012
INVESTMENT IN VARIABLE INTEREST ENTITY
INVESTMENT IN VARIABLE INTEREST ENTITY

Note 4—Investment in variable interest entity

Prior to March 5, 2010, we owned 37.5% of the common stock of Transaction Systems Limited (TranSys), a U.K. company formed in 1998 which, beginning in 1998, outsourced most of the functions of the Transport for London (TfL) fare collection system. Prior to March 5, 2010 we did not consolidate TranSys because we were not the primary beneficiary of this VIE. All of the work performed by TranSys was subcontracted to us and the other primary shareholder and the arrangement provided for the pass-through of virtually all revenues from TfL to the two primary shareholders until August 2010. Beginning in August 2010 we began performing the services formerly provided by TranSys under a new contract with TfL.

As a result of a change in ownership of TranSys that occurred on March 5, 2010, we conducted a new evaluation of the primary beneficiary of TranSys. We determined that Cubic became the primary beneficiary of TranSys on March 5, 2010, and consolidated TranSys on that date.

As a result of becoming the primary beneficiary of TranSys, the consolidation of TranSys was treated as an acquisition in our financial statements. The fair value of the enterprise was virtually the same as the fair value of the assets and liabilities acquired, therefore, no gain or loss was recorded from the transaction.

The fair value of assets and liabilities acquired at March 5, 2010 were as follows (in millions):

Cash and cash equivalents	$38.3
Other current assets	16.9
Purchased intangibles	0.2
Income taxes payable	(20.7)
Other current liabilities	(35.8)

$(1.1)

The activities of TranSys included in our consolidated results from the date of acquisition are as follows (in millions):

	Years ended September 30,
	2012	2011	2010

Sales	$4.5	$4.4	$29.9
Operating income	0.6	0.9	—
Cash used in operating activities	—	18.4	19.9

The total assets and total liabilities, respectively, of TranSys included in our Consolidated Balance Sheets were $0.7 million and $0.8 million at September 30, 2012, $0.4 million and $0.9 million at September 30, 2011, and $18.8 million and $19.9 million at September 30, 2010.